Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Inventories
Finished goods	€ 1,302,097	€ 1,310,995
Health care supplies	502,575	553,821
Raw materials and purchased components	364,721	306,994
Work in process	134,505	124,404
Inventories	€ 2,303,898	€ 2,296,214